Summary of Principal Accounting Policies - Cost of revenues and Fulfillment (Details)	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)
Summary of Principal Accounting Policies
Purchase price of products		¥ 540,186,250	¥ 479,654,317	¥ 282,353,842
Inventory write-down	$ 6,047,615	40,586,753	42,058,235	25,501,836
KOL service fees		96,584,631	103,550,870	54,753,540
Shipping cost		¥ 30,636,417	¥ 25,891,280	¥ 19,393,730